SHARE CAPITAL - Share based compensation and narrative (Details) - Share options - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE CAPITAL
Expensed to the statement of income and comprehensive income	$ 5,839,921	$ 5,267,839
Capitalized to exploration and evaluation assets	1,295,757	1,446,824
Share based compensation	$ 7,135,678	$ 6,714,663
Percentage of stock options available to the common shares issued and outstanding	10.00%
Expiration period	10 years
Tranche one
SHARE CAPITAL
Vesting percentage	0.33%
Tranche two
SHARE CAPITAL
Vesting percentage	0.33%